United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6307

(Investment Company Act File Number)

Federated Intermediate Government Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2014

Date of Reporting Period: Quarter ended 05/31/2013

Item 1. Schedule of Investments

Federated Intermediate Government Fund, Inc.
Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—45.0%
		Federal Home Loan Bank System—10.0%
$2,500,000		5.000%, 11/17/2017	$2,932,084
		Federal Home Loan Mortgage Corporation—7.7%
2,000,000		3.750%, 3/27/2019	2,263,338
		Federal National Mortgage Association—27.3%
6,500,000	[1]	0.500%, 5/27/2015 - 9/28/2015	6,507,721
1,500,000		1.625%, 10/26/2015	1,537,139
		TOTAL	8,044,860
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $12,861,164)	13,240,282
		Mortgage-Backed Securities—24.4%
		Federal Home Loan Mortgage Corporation—0.0%
977		6.500%, 12/1/2015	1,030
		Federal National Mortgage Association—21.2%
4,000,000	[2]	3.000%, 6/1/2028	4,163,868
1,971,759		3.500%, 4/1/2027	2,080,205
		TOTAL	6,244,073
		Government Agency—3.2%
475,645	[3,4]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	470,566
482,856	[3,4]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	476,888
		TOTAL	947,454
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,261,677)	7,192,557
		Collateralized Mortgage Obligations—17.6%
		Federal Home Loan Mortgage Corporation—2.9%
138,336		REMIC 2411 FJ, 0.549%, 12/15/2029	137,843
614,431		REMIC 2458 FB, 1.199%, 1/15/2032	625,078
90,319		REMIC 2534 FI, 1.099%, 2/15/2032	91,617
		TOTAL	854,538
		Federal National Mortgage Association—14.7%
24,022		REMIC 1993-220 FA, 0.819%, 11/25/2013	24,047
1,287,624	[5]	REMIC 1999-51 F, 0.698%, 9/17/2029	1,291,732
730,467	[5]	REMIC 370 F21, 0.493%, 6/1/2036	729,884
996,361		REMIC 2006-58 FP, 0.493%, 7/25/2036	995,838
1,263,053	[5]	REMIC 2006-85 PF, 0.573%, 9/25/2036	1,269,077
		TOTAL	4,310,578
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,147,003)	5,165,116
		U.S. Treasury—9.8%
		U.S. Treasury Notes—9.8%
500,000		1.750%, 5/15/2022	490,972
2,305,710		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	2,404,753
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,952,837)	2,895,725
		Repurchase Agreements—38.8%
1,493,000		Interest in $3,435,000,000 joint repurchase agreement 0.09%, dated 5/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,435,025,763 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $3,503,726,278.	1,493,000

Principal Amount			Value
		Repurchase Agreements—continued
$4,105,000		Interest in $3,435,000,000 joint repurchase agreement 0.09%, dated 5/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,435,025,763 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $3,503,726,278 (purchased with proceeds from securities lending collateral).	$4,105,000
821,000	[6]	Interest in $22,262,000 joint repurchase agreement 0.09%, dated 5/16/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $22,263,837 on 6/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2042 and the market value of those underlying securities was $22,918,408.	821,000
5,000,000	[5]	Interest in $4,000,000,000 joint repurchase agreement 0.06%, dated 5/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,020,000 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $4,080,020,481.	5,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	11,419,000
		TOTAL INVESTMENTS—135.6% (IDENTIFIED COST $39,641,681)[7]	39,912,680
		OTHER ASSETS AND LIABILITIES - NET—(35.6)%[8]	(10,487,402)
		TOTAL NET ASSETS—100%	$29,425,278
At May 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9]United States Treasury Notes 5-Year Long Futures	25	$3,060,352	September 2013	$(4,791)
[9]United States Treasury Notes 10-Year Long Futures	12	$1,550,625	September 2013	$(964)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(5,755)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,412,139 and $663,359, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of May 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$4,009,720	$4,105,000
2	All or a portion of this To Be Announced Security (TBA) is subject to a dollar-roll transaction.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $947,454, which represented 3.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2013, these liquid restricted securities amounted to $947,454, which represented 3.2% of total net assets.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At May 31, 2013, the cost of investments for federal tax purposes was $39,641,681. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $270,999. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $406,630 and net unrealized depreciation from investments for those securities having an excess of cost over value of $135,631.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions and loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$—	$13,240,282	$—	$13,240,282
Mortgage-Backed Securities	—	7,192,557	—	7,192,557
Collateralized Mortgage Obligations	—	5,165,116	—	5,165,116
U.S. Treasury	—	2,895,725	—	2,895,725
Repurchase Agreements	—	11,419,000	—	11,419,000
TOTAL SECURITIES	$—	$39,912,680	$—	$39,912,680
OTHER FINANCIAL INSTRUMENTS*	$(5,755)	$—	$—	$(5,755)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Intermediate Government Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013